UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	3 Months Ended
Mar. 31, 2023 shares
Common Stock
Number of shares issued	20,000